Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank		$ 854	$ 573
Short-term bank deposits		3,247	2,610
Total cash and cash equivalent	[1]	4,101	3,183
Including cash held per commitment to EIB – see Note 10		$ 364	$ 387

[1]	Including cash held per commitment to EIB – see Note 10